Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares [1]	Share premium	Capital reserves from options granted	Capital reserves from transactions with controlling shareholders	Currency translation differences	Warrants	Accumulated deficit	Receipts on account of shares
Balance at Dec. 31, 2016	$ 2,927	$ 1,189	$ 53,817	$ 779	$ 538	$ (1,117)	$ 1,057	$ (53,336)
Changes During the Period
Total comprehensive profit loss for the period	(1,225)							(1,225)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	1,744	1,344	179	221
Exercise of warrants, net	2,070	1,457	613
Stock-based compensation in connection with options granted to employees and service providers	18			18
Forfeiture and expiration of options granted previously to employees and service providers			69	(69)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	3,832	2,801	861	170
Balance at Jun. 30, 2017	5,534	3,990	54,678	949	538	(1,117)	1,057	(54,561)
Balance at Mar. 31, 2017	3,658	2,711	54,140	992	538	(1,117)	1,057	(55,349)	686
Changes During the Period
Total comprehensive profit loss for the period	788							788
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of ordinary shares related to warrants exercised in prior period		405	281						(686)
Exercise of warrants, net	1,082	874	208
Stock-based compensation in connection with options granted to employees and service providers	6			6
Forfeiture and expiration of options granted previously to employees and service providers			49	(49)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	1,088	1,279	538	(43)					(686)
Balance at Jun. 30, 2017	5,534	3,990	54,678	949	538	(1,117)	1,057	(54,561)
Balance at Dec. 31, 2017	5,511	5,292	55,040	909	538	(1,117)	730	(55,881)
Changes During the Period
Total comprehensive profit loss for the period	(2,229)							(2,229)
TRANSACTIONS WITH SHAREHOLDERS:
Stock-based compensation in connection with options granted to employees and service providers	77			77
Expiration of options granted previously to employees and service providers			105	(105)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	77		105	(28)
Balance at Jun. 30, 2018	3,359	5,292	55,145	881	538	(1,117)	730	(58,110)
Balance at Mar. 31, 2018	4,469	5,292	55,040	947	538	(1,117)	730	(56,961)
Changes During the Period
Total comprehensive profit loss for the period								(1,149)
TRANSACTIONS WITH SHAREHOLDERS:
Stock-based compensation in connection with options granted to employees and service providers	39			39
Expiration of options granted previously to employees and service providers			105	(105)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	39		105	(66)
Balance at Jun. 30, 2018	$ 3,359	$ 5,292	$ 55,145	$ 881	$ 538	$ (1,117)	$ 730	$ (58,110)

[1]	On July 9, 2018, the Company implemented a 10-for-1 consolidation of its ordinary shares with a market effective date of July 13, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.